Pay vs Performance Disclosure		12 Months Ended
		Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The table and graphs below summarize the relationship between the “compensation actually paid” (as required to be defined under the SEC rules, “CAP”) of the principal executive officers (“PEOs”) and the non-PEO named executive officers (“Non-PEO NEOs”), and the financial performance of the company over the time horizon set forth below in accordance with applicable SEC rules. The Compensation Committee does not use the CAP amounts as a basis for making compensation decisions. For a discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please see the CD&A beginning on page 40 of this proxy statement.

The financial performance measures used for purposes of this disclosure are the company’s TSR, the peer group TSR (as disclosed under Item 201(e) of Regulation S-K under the Exchange Act (“Regulation-S K”)), and the company’s net income, each of which are required financial performance measures under the SEC rules. The SEC rules also require us to select our most important other financial performance measure that is used to link the CAP amounts paid to these officers to the company’s performance, which for fiscal 2023 was determined to be non-GAAP EPS, as reflected in the SEC-required table below.

	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average		Value of Initial Fixed $100 Investment Based On:			Company
	Hollar	Kaufmann	Hollar	Kaufmann	Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	GAAP Net Income/ (Loss)	Selected Measure: Non-GAAP EPS
Year	($)	($)	($)	($)	($)(1)	($)(2)	($)(3)	($)(3)	($ millions)(4)	($)(5)
2023	18,776,433	3,528,968	40,924,299	12,886,904	4,153,005	9,228,441	202	132	261	5.79
2022	N/A	13,463,557	N/A	3,445,022	4,110,560	3,024,965	109	127	(933)	5.06
2021	N/A	12,482,378	N/A	10,381,831	3,715,505	4,193,246	115	125	611	5.57

(1)	The PEOs for fiscal 2023 were Messrs. Hollar and Kaufmann. The PEO for fiscal 2022 and 2021 was Mr. Kaufmann. The Non-PEO NEOs for fiscal 2023 were Mses. English, Mayer, and Weitzman, and Messrs. Alt, Crawford, and Mason. The Non-PEO NEOs for fiscal 2022 and 2021 were Ms. Mayer and Messrs. Crawford, Hollar, and Mason. Amounts set forth in the table for PEOs do not include Mr. Hollar’s compensation for years in which he did not serve as PEO. Where applicable, such amounts are included in the Non-PEO NEO amounts.

(2)	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the Summary Compensation Table (“SCT”) amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K. Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the SCT are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:

	2023			2022		2021
	Hollar	Kaufmann	Non-PEO NEOs	Kaufmann	Non-PEO NEOs	Kaufmann	Non-PEO NEOs
	($)	($)	($)*	($)	($)*	($)	($)*
SCT total compensation	18,776,433	3,528,968	4,153,005	13,463,557	4,110,560	12,482,378	3,715,505
Adjustments for stock awards
Stock award values reported in SCT for the covered fiscal year	(14,828,888)	0	(2,764,459)	(11,051,066)	(3,137,498)	(10,197,832)	(2,447,474)
Fair value of stock awards granted in the covered fiscal year — value at fiscal-year-end	29,849,423	0	4,439,800	10,213,707	2,948,596	10,748,666	2,579,674
Change in fair value from end of prior fiscal year to vesting date for stock awards granted in prior fiscal years that vested during the covered fiscal year	460,516	2,703,218	464,885	(4,290,114)	(138,220)	(4,389,981)	25,940
Change in fair value from end of prior fiscal year to end of the covered fiscal year for stock awards granted in prior fiscal years that were unvested at the end of the covered fiscal year	5,649,120	5,791,292	2,636,182	(6,590,127)	(1,185,583)	(482,158)	(30,365)
Change in dividends accrued	1,017,695	863,427	299,027	1,699,065	427,110	2,220,758	349,967
Compensation Actually Paid (as calculated)	40,924,299	12,886,904	9,228,441	3,445,022	3,024,965	10,381,831	4,193,246

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

(3)	Pursuant to the SEC rules, TSR measures the cumulative value of an initial investment of $100 on June 30, 2020, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or June 30, 2021, June 30, 2022, and June 30, 2023, respectively. As permitted by the SEC rules, the peer group referenced for purpose of the TSR comparison is the S&P 500 Health Care Index, which is the industry peer group used by the company for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described in the CD&A beginning on page 52.
(4)	Represents the amounts of GAAP net earnings/(loss) attributable to Cardinal Health, Inc.
(5)	The primary financial metric for our PSU program is adjusted non-GAAP EPS, which is defined on page 59. See Annex A for a reconciliation to the comparable financial measure prepared in accordance with GAAP and the reasons why we use non-GAAP financial measures.

Company Selected Measure Name		non-GAAP EPS
Named Executive Officers, Footnote [Text Block]

(1)	The PEOs for fiscal 2023 were Messrs. Hollar and Kaufmann. The PEO for fiscal 2022 and 2021 was Mr. Kaufmann. The Non-PEO NEOs for fiscal 2023 were Mses. English, Mayer, and Weitzman, and Messrs. Alt, Crawford, and Mason. The Non-PEO NEOs for fiscal 2022 and 2021 were Ms. Mayer and Messrs. Crawford, Hollar, and Mason. Amounts set forth in the table for PEOs do not include Mr. Hollar’s compensation for years in which he did not serve as PEO. Where applicable, such amounts are included in the Non-PEO NEO amounts.

Peer Group Issuers, Footnote [Text Block]		Pursuant to the SEC rules, TSR measures the cumulative value of an initial investment of $100 on June 30, 2020, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or June 30, 2021, June 30, 2022, and June 30, 2023, respectively. As permitted by the SEC rules, the peer group referenced for purpose of the TSR comparison is the S&P 500 Health Care Index, which is the industry peer group used by the company for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described in the CD&A beginning on page 52.
Adjustment To PEO Compensation, Footnote [Text Block]

	2023			2022		2021
	Hollar	Kaufmann	Non-PEO NEOs	Kaufmann	Non-PEO NEOs	Kaufmann	Non-PEO NEOs
	($)	($)	($)*	($)	($)*	($)	($)*
SCT total compensation	18,776,433	3,528,968	4,153,005	13,463,557	4,110,560	12,482,378	3,715,505
Adjustments for stock awards
Stock award values reported in SCT for the covered fiscal year	(14,828,888)	0	(2,764,459)	(11,051,066)	(3,137,498)	(10,197,832)	(2,447,474)
Fair value of stock awards granted in the covered fiscal year — value at fiscal-year-end	29,849,423	0	4,439,800	10,213,707	2,948,596	10,748,666	2,579,674
Change in fair value from end of prior fiscal year to vesting date for stock awards granted in prior fiscal years that vested during the covered fiscal year	460,516	2,703,218	464,885	(4,290,114)	(138,220)	(4,389,981)	25,940
Change in fair value from end of prior fiscal year to end of the covered fiscal year for stock awards granted in prior fiscal years that were unvested at the end of the covered fiscal year	5,649,120	5,791,292	2,636,182	(6,590,127)	(1,185,583)	(482,158)	(30,365)
Change in dividends accrued	1,017,695	863,427	299,027	1,699,065	427,110	2,220,758	349,967
Compensation Actually Paid (as calculated)	40,924,299	12,886,904	9,228,441	3,445,022	3,024,965	10,381,831	4,193,246

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,153,005	$ 4,110,560	$ 3,715,505
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 9,228,441	3,024,965	4,193,246
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023			2022		2021
	Hollar	Kaufmann	Non-PEO NEOs	Kaufmann	Non-PEO NEOs	Kaufmann	Non-PEO NEOs
	($)	($)	($)*	($)	($)*	($)	($)*
SCT total compensation	18,776,433	3,528,968	4,153,005	13,463,557	4,110,560	12,482,378	3,715,505
Adjustments for stock awards
Stock award values reported in SCT for the covered fiscal year	(14,828,888)	0	(2,764,459)	(11,051,066)	(3,137,498)	(10,197,832)	(2,447,474)
Fair value of stock awards granted in the covered fiscal year — value at fiscal-year-end	29,849,423	0	4,439,800	10,213,707	2,948,596	10,748,666	2,579,674
Change in fair value from end of prior fiscal year to vesting date for stock awards granted in prior fiscal years that vested during the covered fiscal year	460,516	2,703,218	464,885	(4,290,114)	(138,220)	(4,389,981)	25,940
Change in fair value from end of prior fiscal year to end of the covered fiscal year for stock awards granted in prior fiscal years that were unvested at the end of the covered fiscal year	5,649,120	5,791,292	2,636,182	(6,590,127)	(1,185,583)	(482,158)	(30,365)
Change in dividends accrued	1,017,695	863,427	299,027	1,699,065	427,110	2,220,758	349,967
Compensation Actually Paid (as calculated)	40,924,299	12,886,904	9,228,441	3,445,022	3,024,965	10,381,831	4,193,246

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid vs. Company and Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid vs. Non-GAAP EPS
Tabular List [Table Text Block]

Most Important Performance Measures

The following table lists the four performance measures that, in our assessment, represent the most important performance measures we used in fiscal 2023 to link compensation for our named executive officers to company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see the CD&A, beginning on page 40.

Non-GAAP EPS
Non-GAAP operating earnings
Operating cash flow
Annual dividend yield

Total Shareholder Return Amount		$ 202	109	115
Peer Group Total Shareholder Return Amount		132	127	125
Net Income (Loss) Attributable to Parent		$ 261,000,000	$ (933,000,000)	$ 611,000,000
Company Selected Measure Amount | $ / shares		5.79	5.06	5.57
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP operating earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Operating cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Annual dividend yield
Non-PEO NEO [Member] | Stock Award Values Reported In SCT For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,764,459)	$ (3,137,498)	$ (2,447,474)
Non-PEO NEO [Member] | Fair Value Of Stock Awards Granted In The Covered Fiscal Year Value At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,439,800	2,948,596	2,579,674
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Stock Awards Granted In Prior Fiscal Years That Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		464,885	(138,220)	25,940
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of The Covered Fiscal Year For Stock Awards Granted In Prior Fiscal Years That Were Unvested At The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,636,182	(1,185,583)	(30,365)
Non-PEO NEO [Member] | Change In Dividends Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		299,027	$ 427,110	$ 349,967
Hollar [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		18,776,433
PEO Actually Paid Compensation Amount		$ 40,924,299
Hollar [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Hollar
Hollar [Member] | PEO [Member] | Stock Award Values Reported In SCT For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (14,828,888)
Hollar [Member] | PEO [Member] | Fair Value Of Stock Awards Granted In The Covered Fiscal Year Value At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,849,423
Hollar [Member] | PEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Stock Awards Granted In Prior Fiscal Years That Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		460,516
Hollar [Member] | PEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of The Covered Fiscal Year For Stock Awards Granted In Prior Fiscal Years That Were Unvested At The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,649,120
Hollar [Member] | PEO [Member] | Change In Dividends Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,017,695
Hollar [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Hollar	Hollar
Mr Kaufmann [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,528,968	$ 13,463,557	$ 12,482,378
PEO Actually Paid Compensation Amount		$ 12,886,904	$ 3,445,022	$ 10,381,831
Mr Kaufmann [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Kaufmann	Mr. Kaufmann	Mr. Kaufmann
Mr Kaufmann [Member] | PEO [Member] | Stock Award Values Reported In SCT For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ (11,051,066)	$ (10,197,832)
Mr Kaufmann [Member] | PEO [Member] | Fair Value Of Stock Awards Granted In The Covered Fiscal Year Value At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	10,213,707	10,748,666
Mr Kaufmann [Member] | PEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Stock Awards Granted In Prior Fiscal Years That Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,703,218	(4,290,114)	(4,389,981)
Mr Kaufmann [Member] | PEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of The Covered Fiscal Year For Stock Awards Granted In Prior Fiscal Years That Were Unvested At The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,791,292	(6,590,127)	(482,158)
Mr Kaufmann [Member] | PEO [Member] | Change In Dividends Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 863,427	$ 1,699,065	$ 2,220,758
English [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		English
Mayer [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mayer	Ms. Mayer	Ms. Mayer
Weitzman [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Weitzman
Alt [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Alt
Crawford [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Crawford	Crawford	Crawford
Mason [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mason	Mason	Mason

[1]	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.